Retirement Plans (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Line Items]
Expenses Related to retirement plan	$ 676	$ 3,340	$ 2,071	$ 1,312
Increase in percentage of eligible compensation	2.50%		2.00%